Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Summary of Retirement Benefits by Financial Position

	$ million
	Dec 31, 2023	Dec 31, 2022
Obligations	(78,024)	(73,481)
Plan assets	79,961	76,756
Asset ceilings	(335)	(371)
Surplus	1,602	2,904
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	9,151	10,200
Non-current liabilities:	(7,549)	(7,296)
Non-current liabilities - Pensions	(4,448)	(4,417)
Non-current liabilities - OPEB	(3,101)	(2,879)
Total	1,602	2,904

Summary of Retirement Benefit Expense

	$ million
	2023	2022	2021
Defined benefit plans:
Current service cost, net of plan participants' contributions	731	1,100	1,385
Interest expense on defined pension benefit obligations	3,072	1,584	1,223
Interest income on plan assets	(3,417)	(1,732)	(1,160)
Interest expense on OPEB obligations	166	120	128
Current OPEB service cost	36	57	60
Other [A]	262	246	(343)
Total	850	1,375	1,293
Defined contribution plans	474	420	403
Total retirement benefit expense	1,324	1,795	1,696
[A]Mainly related to plan amendments and curtailments on pension and OPEB plans.

Summary of Remeasurements

	$ million
	2023	2022		2021
Actuarial (losses)/gains on obligations:
Due to changes in financial assumptions on pensions [A]	(1,513)	28,840		1,915
Due to changes in financial assumptions on OPEB [A]	(264)	527		59
Due to experience adjustments on pensions [B]	(491)	(2,956)		136
Due to experience adjustments on OPEB [B]	230	1,480	[C]	322
Due to changes in demographic assumptions on pensions [D]	(299)	27		(320)
Due to changes in demographic assumptions on OPEB [D]	(38)	25		(111)
Total	(2,375)	27,943		2,001
Return on plan assets in excess/(shortage) of interest income	1,243	(20,612)		8,185
Other movements	44	(349)		5
Total remeasurements	(1,088)	6,982		10,191
[A]Mainly relates to changes in the discount rate and inflation assumptions.
[B]Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.
[C]Includes $782 million to reflect the impact of prescription drug rebates.
[D]Mainly relates to updates in mortality assumptions.

Summary of Defined Benefit Plan Obligations and Assets
Defined benefit plan obligations

2023

	$ million, except where indicated
	Pension benefits					Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world		OPEB [A]	Total
At January 1	24,608	17,791	14,793	13,410		2,879	73,481
Current service cost	184	145	215	179		36	759
Interest expense	904	881	695	592		166	3,238
Actuarial losses	929	257	832	285		72	2,375
Benefit payments	(1,032)	(1,014)	(956)	(757)		(88)	(3,847)
Other movements	252	—	—	(63)		—	189
Currency translation differences	901	1,014	—	(122)		36	1,829
At December 31	26,746	19,074	15,579	13,524	[B]	3,101	78,024
Comprising:
Funded pension plans	26,746	18,734	14,695	11,298			71,473
Weighted average duration	16 years	15 years	11 years	13 years			14 years
Unfunded pension plans		340	884	2,226		—	3,450
Weighted average duration		16 years	8 years	11 years			11 years
Unfunded OPEB plans						3,101	3,101
Weighted average duration						13 years	13 years
[A]Mainly related to post-retirement medical benefits in the USA.
[B]Rest of the world includes pension plans in Germany ($3,647 million) and Canada ($3,930 million) which are the largest pension plans in this category.

2022

	$ million, except where indicated
	Pension benefits					Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world		OPEB [A]	Total
At January 1	35,340	29,913	19,003	18,213		4,867	107,336
Current service cost	286	259	282	261		57	1,145
Interest expense	298	489	417	380		120	1,704
Actuarial gains	(8,806)	(9,793)	(3,730)	(3,582)		(2,032)	(27,943)
Benefit payments	(942)	(1,124)	(1,088)	(771)		(178)	(4,103)
Other movements	374	130	(91)	(154)		37	296
Currency translation differences	(1,942)	(2,083)	—	(937)		8	(4,954)
At December 31	24,608	17,791	14,793	13,410	[B]	2,879	73,481
Comprising:
Funded pension plans	24,608	17,474	13,925	11,258			67,265
Weighted average duration	17 years	15 years	12 years	13 years			15 years
Unfunded pension plans		317	868	2,152			3,337
Weighted average duration		15 years	9 years	12 years			11 years
Unfunded OPEB plans						2,879	2,879
Weighted average duration						14 years	14 years
[A]Mainly related to post-retirement medical benefits in the USA.
[B]Rest of the world includes pension plans in Germany ($3,477 million) and Canada ($3,482 million) which are the largest pension plans in this category.
23. Retirement benefits continued
Defined benefit plan assets

2023

	$ million, except where indicated
	Pension benefits
	The Netherlands	UK	USA	Rest of the world		Total
At January 1	27,986	21,963	14,243	12,564		76,756
Return on plan assets in excess of interest income	833	(999)	609	800		1,243
Interest income	1,035	1,094	679	609		3,417
Employer contributions [A]	419	34	274	(23)		704
Plan participants' contributions	11	16	—	7		34
Benefit payments	(1,032)	(1,014)	(957)	(703)		(3,706)
Other movements	(6)	(16)	(13)	17		(18)
Currency translation differences	1,020	1,242	—	(731)		1,531
At December 31	30,266	22,320	14,835	12,540	[B]	79,961
[A]Includes the netted amount of $225 million received from the captive structure in relation to pension plans reinsured in Rest of the world.
[B]Rest of the world includes pension plans in Germany ($2,730 million) and Canada ($3,504 million) which are the largest pension plans in this category.

2022

	$ million, except where indicated
	Pension benefits
	The Netherlands	UK	USA	Rest of the world		Total
At January 1	37,096	33,720	18,055	15,624		104,495
Return on plan assets in excess of interest income	(6,576)	(8,682)	(3,523)	(1,831)		(20,612)
Interest income	314	552	406	460		1,732
Employer contributions	228	54	408	41		731
Plan participants' contributions	11	16	—	5		32
Benefit payments	(942)	(1,124)	(1,088)	(735)		(3,889)
Other movements	(9)	150	(15)	(184)		(58)
Currency translation differences	(2,136)	(2,723)	—	(816)		(5,675)
At December 31	27,986	21,963	14,243	12,564	[A]	76,756
[A]Rest of the world includes pension plans in Germany ($2,538 million) and Canada ($3,497 million) which are the largest pension plans in this category.

Type of pension assets

	2023	2022
Quoted in active markets:
Equities	12%	13%
Debt securities	71%	70%
Real estate	1%	—%
Other	—%	1%
Unquoted
Equities	12%	13%
Debt securities	4%	2%
Real estate	7%	7%
Investment funds	3%	4%
Debt repurchase agreements [A]	(11)%	(14)%
Cash	1%	4%
[A]Debt repurchase agreements are mainly related to UK member defined pension plans to fund liability-driven investments. In addition to these contracts, derivatives including interest rate and inflation swaps are used in the principal defined benefit plan in the Netherlands for liability matching strategies.

Summary of Assumptions for Sensitivity Analysis

			$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used at nominal rates		Increase/(decrease) in defined benefit obligations
	Dec 31, 2023	Dec 31, 2022	Range of assumptions	Dec 31, 2023		Dec 31, 2022
Rate of increase in pensionable remuneration [A]	3.9%	4.0%	-1% to +1%	(828)	915	(833)	921
of which the Netherlands	3.3%	3.3%
of which UK	4.1%	4.1%
of which USA	4.6%	4.6%
Rate of increase in pensions in payment	1.9%	2.1%	-1% to +1%	(5,599)	6,713	(5,542)	6,657
of which the Netherlands	2.4%	2.6%
of which UK	2.8%	3.0%
of which USA	—%	—%
Discount rate for pension plans	4.1%	4.5%	-1% to +1%	10,560	(8,472)	10,522	(8,328)
of which the Netherlands	3.3%	3.7%
of which UK	4.6%	4.8%
of which USA	4.9%	5.0%
Inflation rate for defined benefit obligation [B]	2.0%	2.2%	-1% to +1%	(6,034)	7,300	(6,002)	7,271
of which the Netherlands	2.4%	2.6%
of which UK	2.9%	3.1%
Expected age at death for persons aged 60:
Men	88 years	87 years	-1 year to +1 year	(1,166)	1,143	(1,130)	1,103
of which the Netherlands	88 years	88 years
of which UK	87 years	87 years
of which USA	87 years	85 years
Women	89 years	89 years	-1 year to +1 year	(1,006)	1,041	(993)	1,077
of which the Netherlands	90 years	89 years
of which UK	89 years	90 years
of which USA	89 years	86 years
Rate of increase in health-care costs [C]	7.0%	6.4%	-1% to +1%	(338)	422	(298)	372
Discount rate for health-care plans [C]	5.6%	5.7%	-1% to +1%	457	(358)	401	(309)
[A]Based on active members.
[B]Excluding US funds in the weighted average inflation rate, because of the insignificant impact on the defined benefit obligation.
[C]Mainly related to post-retirement health-care benefits in the USA.